ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 3.4%
Advertising - 2.1%
Publicis Groupe SA - ADR	10,532	$264,458
		$–
Integrated Telecommunication Services - 1.3%
Verizon Communications, Inc.	3,843	152,721
Total Communication Services		417,179

Consumer Discretionary - 4.4%
Automobile Manufacturers - 2.1%
Toyota Motor Corp. - ADR	1,287	262,792
		$–
Automotive Parts & Equipment - 1.2%
Gentex Corp.	6,353	148,978

Restaurants - 1.1%
Starbucks Corp.	1,737	140,471
Total Consumer Discretionary		552,241

Consumer Staples - 16.8%
Brewers - 2.3%
Ambev SA - ADR	123,532	285,359

Distillers & Vintners - 1.2%
Constellation Brands, Inc. - Class A	1,116	146,620
		$–
Household Products - 3.3%
Procter & Gamble Co.	989	148,716
Reckitt Benckiser Group PLC - ADR	17,359	266,113
		414,829
Packaged Foods & Meats - 4.4%
Kraft Heinz Co.	6,096	150,754
Nestle SA - ADR	2,700	257,904
Tyson Foods, Inc. - Class A	2,901	149,141
		557,799
Soft Drinks & Non-alcoholic Beverages - 1.2%
PepsiCo, Inc.	1,021	149,158
		$–
Tobacco - 4.4%
Altria Group, Inc.	2,384	134,410
British American Tobacco PLC - ADR	5,184	265,369

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Tobacco - 4.4% (Continued)
Philip Morris International, Inc.	1,010	$145,773
		545,552
Total Consumer Staples		2,099,317

Energy - 9.2%
Integrated Oil & Gas - 6.8%
BP PLC - ADR	7,790	273,663
Chevron Corp.	977	154,092
Exxon Mobil Corp.	1,303	149,011
TotalEnergies SE - ADR	4,350	270,744
		847,510
Oil & Gas Exploration & Production - 1.2%
Devon Energy Corp.	4,670	151,729
		$–
Oil & Gas Refining & Marketing - 1.2%
Phillips 66	1,123	152,885
Total Energy		1,152,124

Financials - 15.8%
Asset Management & Custody Banks - 2.4%
Franklin Resources, Inc.	6,497	146,897
State Street Corp.	1,290	149,202
		296,099
Diversified Banks - 10.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	13,503	271,816
Bank of America Corp.	2,883	154,096
BNP Paribas SA - ADR	7,026	270,571
Citigroup, Inc.	1,506	152,452
JPMorgan Chase & Co.	492	153,071
Royal Bank of Canada	1,819	266,484
		1,268,490
Multi-line Insurance - 2.0%
AXA SA - ADR	5,879	255,149
		$–
Regional Banks - 1.2%
Huntington Bancshares, Inc.	9,774	150,910
Total Financials		1,970,648

Health Care - 19.5%
Biotechnology - 2.4%
AbbVie, Inc.	666	145,214
Gilead Sciences, Inc.	1,276	152,852
		298,066

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Health Care Distributors - 1.4%
Cardinal Health, Inc.	927	$176,844

Health Care Equipment - 1.2%
Medtronic PLC	1,604	145,483
		$–
Pharmaceuticals - 14.5%
AstraZeneca PLC - ADR	3,258	268,459
GSK PLC - ADR	6,173	289,267
Johnson & Johnson	808	152,607
Merck & Co., Inc.	1,739	149,519
Novartis AG - ADR	2,165	268,005
Pfizer, Inc.	6,164	151,943
Roche Holding AG - ADR	6,563	265,145
Sanofi SA - ADR	5,334	269,794
		1,814,739
Total Health Care		2,435,132

Industrials - 16.8%
Aerospace & Defense - 4.6%
BAE Systems PLC - ADR	2,707	267,749
General Dynamics Corp.	434	149,687
Lockheed Martin Corp.	310	152,483
		569,919
Air Freight & Logistics - 3.4%
Deutsche Post AG - ADR	5,750	264,557
United Parcel Service, Inc. - Class B	1,576	151,958
		416,515
Construction & Engineering - 2.1%
Vinci SA - ADR	7,933	264,879

Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	254	146,624
		$–
Electrical Components & Equipment - 2.2%
Eaton Corp. PLC	716	273,197

Industrial Conglomerates - 2.1%
Siemens AG - ADR	1,873	265,385
		$–
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. - Class A	1,784	151,480
Total Industrials		2,087,999

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares		Value
Information Technology - 6.7%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,119		$154,920
			$–
IT Consulting & Other Services - 3.4%
Capgemini SE - ADR	8,854		272,350
International Business Machines Corp.	477		146,635
			418,985
Semiconductors - 2.1%
NXP Semiconductors NV	1,253		262,027
Total Information Technology			835,932

Materials - 5.6%
Commodity Chemicals - 3.3%
Dow, Inc.	5,971		142,408
LyondellBasell Industries NV - Class A	5,690		264,130
			406,538
Industrial Gases - 1.2%
Air Products and Chemicals, Inc.	593		143,856
			$–
Specialty Chemicals - 1.1%
Eastman Chemical Co.	2,394		142,491
Total Materials			692,885
TOTAL COMMON STOCKS (Cost $11,525,970)			12,243,457

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Office REITs - 1.2%
BXP, Inc.	2,109		150,140
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $137,241)			150,140

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 4.03% (a)	67,194		67,194
TOTAL MONEY MARKET FUNDS (Cost $67,194)			67,194

TOTAL INVESTMENTS - 99.9% (Cost $11,730,405)			$12,460,791
Other Assets in Excess of Liabilities - 0.1%		0.00109	13,587
TOTAL NET ASSETS - 100.0%			$12,474,378

Percentages are stated as a percent of net assets.

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALTRIUS GLOBAL DIVIDEND ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

Altrius Global Dividend ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$12,243,457	$—	$—	$12,243,457
Real Estate Investment Trusts	150,140	—	—	150,140
Money Market Funds	67,194	—	—	67,194
Total Investments	$12,460,791	$—	$—	$12,460,791

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.